Organization and Reorganization - Balance sheet of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 69,895	$ 10,100	¥ 63,461	$ 9,201	¥ 109,916	¥ 193,920
Other current assets	11,295		6,646
Total current assets	173,668	25,180	205,709
Non-current assets:
Property, equipment and software, net			3,467
Long-term investments	5,383	780	5,357
Other non-current assets	522	76	313
Total non-current assets	61,601	8,931	147,366
TOTAL ASSETS	235,269	34,111	353,075
Current liabilities:
Short term borrowings	3,200	459	7,000
Accounts payable	5,308	770	29,577
Advance from customers	3,695	536	15,401
Salary and welfare benefits payable	32,944	4,776	39,870
Other taxes payable	24,727	3,585	21,822
Short-term operating lease liabilities	5,200	753	2,589
Current portion of deferred revenue	1,345	195	4,139
Other current liabilities	23,821	3,455	27,313
Total current liabilities	100,209	14,529	151,784
Non-current liabilities:
Long-term borrowings (including Long-term borrowings of the consolidated variable interest entities "VIEs") without recourse to the primary beneficiary of nil and RMB 1,546 as of December 31, 2021 and 2022, respectively)	1,500	224
Non-current portion	7,494	1,087	1,475
Non-current portion of deferred revenue	18	3	98
Total non-current liabilities	33,926	4,919	7,981
TOTAL LIABILITIES	134,135	$ 19,448	159,765
Consolidated VIEs primary beneficiary
Current assets:
Cash and cash equivalents	6,172		4,974
Amount due from the subsidiaries of the Group	117,489		91,767
Other current assets	51,126		29,100
Total current assets	174,787		125,841
Non-current assets:
Property, equipment and software, net	0		379
Long-term investments	5,383		5,357
Other non-current assets	1,045		1,025
Total non-current assets	6,428		6,761
TOTAL ASSETS	181,215		132,602
Current liabilities:
Short term borrowings	1,169		4,000
Accounts payable	818		395
Advance from customers	2,986		4,321
Salary and welfare benefits payable	21,803		24,047
Other taxes payable	15,119		12,323
Short-term operating lease liabilities	652		1,025
Current portion of deferred revenue	1,345		4,139
Other current liabilities	2,508		3,816
Account due to subsidiaries of the Group	266,679		253,003
Total current liabilities	313,079		307,069
Non-current liabilities:
Long-term borrowings (including Long-term borrowings of the consolidated variable interest entities "VIEs") without recourse to the primary beneficiary of nil and RMB 1,546 as of December 31, 2021 and 2022, respectively)	1,546
Non-current portion	605
Non-current portion of deferred revenue	18		98
Total non-current liabilities	2,169		98
TOTAL LIABILITIES	¥ 315,248		¥ 307,167